Taxes on Income (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Operating loss carry forward	$ 10,917,801	$ 10,579,957
Temporary differences	179,381	189,099
Gross deferred tax assets	11,097,182	10,769,056
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)
Total deferred tax, net	10,997,392	10,669,266
Valuation allowance	(10,997,392)	(10,669,266)
Net deferred tax assets